Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
21.	Valuation and qualifying accounts

The following table presents the changes in the Company’s valuation and qualifying accounts.

	Balance of beginning of period	Increase / (Decrease)	Utilization	Other comprehensive Income / (Loss)	Balance at end of period
2018
Allowance for doubtful accounts	3,164	1,062	(1,063)	(1,098)	2,065
2017
Allowance for doubtful accounts	3,513	818	(984)	(183)	3,164
2016
Allowance for doubtful accounts	3,401	2,548	(2,515)	79	3,513